Expense Example - Class ACIS - DWS New York Tax-Free Income Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 354
3 Years	538
5 Years	737
10 Years	1,312
Class C
Expense Example:
1 Year	258
3 Years	513
5 Years	892
10 Years	1,745
INST Class
Expense Example:
1 Year	56
3 Years	207
5 Years	370
10 Years	845
Class S
Expense Example:
1 Year	56
3 Years	209
5 Years	375
10 Years	$ 856